UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-7331

                      Scudder Focus Value Plus Growth Fund
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Focus Value+Growth Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

----------------------------------------------------------------------------------------------------------------------

                                                                          Shares                             Value ($)
                                                                          --------------------------------------------


Common Stocks 97.4%
Consumer Discretionary 12.8%
Hotels Restaurants & Leisure 2.1%
Starbucks Corp.*                                                                41,500                      1,794,460

Internet & Catalog Retail 3.1%
eBay, Inc.*                                                                     30,600                      2,648,124

Media 2.6%
Univision Communications, Inc. "A"* (c)                                         65,500                      2,161,500

Multiline Retail 2.0%
Target Corp.                                                                    37,000                      1,649,460

Specialty Retail 3.0%
Borders Group, Inc.                                                             23,800                        568,820
Home Depot, Inc.                                                                40,205                      1,469,895
Staples, Inc.                                                                   17,930                        514,232
                                                                                                         ------------
                                                                                                            2,552,947

Consumer Staples 11.0%
Personal Products 2.0%
Estee Lauder Companies, Inc. "A"                                                38,500                      1,692,075

Tobacco 9.0%
Altria Group, Inc.                                                              84,600                      4,141,170
Reynolds American, Inc.                                                          6,335                        478,292
UST, Inc.                                                                       72,747                      2,918,610
                                                                                                         ------------
                                                                                                            7,538,072

Energy 5.3%
Energy Equipment & Services 3.4%
BJ Services Co.*                                                                60,300                      2,897,415

Oil & Gas 1.9%
ChevronTexaco Corp.                                                                475                         46,312
Devon Energy Corp.                                                              14,655                        949,791
Kerr-McGee Corp.                                                                11,650                        614,887
                                                                                                         ------------
                                                                                                            1,610,990

Financials 31.5%
Banks 7.5%
Bank of America Corp.                                                           36,936                      1,661,381
PNC Financial Services Group                                                    13,300                        713,811
Sovereign Bancorp, Inc.                                                         37,460                        818,876
US Bancorp.                                                                     21,900                        646,050
Washington Mutual, Inc.                                                         64,401                      2,500,691
                                                                                                         ------------
                                                                                                            6,340,809

Capital Markets 2.3%
Merrill Lynch & Co., Inc.                                                       38,100                      1,945,767

Consumer Finance 2.4%
American Express Co.                                                            40,400                      2,020,808

Diversified Financial Services 15.1%
Fannie Mae                                                                      64,050                      4,768,522
Freddie Mac                                                                     85,100                      5,711,912
JPMorgan Chase & Co.                                                            56,000                      2,216,480
                                                                                                         ------------
                                                                                                           12,696,914

Insurance 4.2%
American International Group, Inc.                                              44,275                      3,154,151
Marsh & McLennan Companies, Inc.                                                 9,200                        411,148
                                                                                                         ------------
                                                                                                            3,565,299

Health Care 17.9%
Biotechnology 4.9%
Genentech, Inc.*                                                                40,300                      1,965,834
Gilead Sciences, Inc.*                                                          31,400                      2,170,682
                                                                                                         ------------
                                                                                                            4,136,516

Health Care Equipment & Supplies 0.5%
Becton, Dickinson and Co.                                                        7,750                        372,930

Health Care Providers & Services 6.5%
AmerisourceBergen Corp.                                                         10,380                        561,558
Cardinal Health, Inc.                                                            3,650                        164,980
Caremark Rx, Inc.*                                                              75,100                      2,155,370
HCA, Inc.                                                                       15,785                        612,616
Laboratory Corp. of America Holdings*                                           18,275                        760,057
Medco Health Solutions, Inc.*                                                   16,706                        521,729
Quest Diagnostics, Inc.                                                          7,800                        667,680
                                                                                                         ------------
                                                                                                            5,443,990

Pharmaceuticals 6.0%
Bristol-Myers Squibb Co.                                                        42,500                      1,008,525
Merck & Co., Inc.                                                               34,935                      1,571,027
Pfizer, Inc.                                                                    72,525                      2,369,392
Wyeth                                                                            3,750                        137,137
                                                                                                         ------------
                                                                                                            5,086,081

Industrials 3.3%
Industrial Conglomerates 3.3%
General Electric Co.                                                            64,600                      2,118,234
Tyco International Ltd.                                                         20,050                        627,966
                                                                                                         ------------
                                                                                                            2,746,200

Information Technology 15.6%
Computers & Peripherals 2.2%
Apple Computer, Inc.*                                                           54,000                      1,862,460

Electronic Equipment & Instruments 2.2%
Agilent Technologies, Inc.*                                                     88,500                      1,814,250

Internet Software & Services 2.5%
Yahoo!, Inc.*                                                                   73,200                      2,086,932

IT Consulting & Services 1.4%
Electronic Data Systems Corp.                                                   60,925                      1,170,979

Semiconductors & Semiconductor Equipment 2.4%
Marvell Technology Group Ltd.*                                                  86,700                      2,004,504

Software 4.9%
Electronic Arts, Inc.*                                                          42,500                      2,115,650
Microsoft Corp.                                                                 75,000                      2,047,500
                                                                                                         ------------
                                                                                                            4,163,150


Total Common Stocks (Cost $75,749,041)                                                                     82,002,632

Securities Lending Collateral 2.1%
Daily Assets Fund Institutional, 1.55% (b) (d)
(Cost $1,770,516)                                                            1,770,516                      1,770,516

Cash Equivalents 0.5%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $411,718)                                                                411,718                        411,718

                                                                                                         ------------

Total Investment Portfolio  (Cost $77,931,275)                                                             84,184,866
                                                                                                         ============


*    Non-income producing security.

(a)  Scudder  Cash  Management  QP  Trust  is  managed  by  Deutsche  Investment
     Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b)  Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche
     Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $1,748,424, which is 2.1% of net assets.

(d)  Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Focus Value + Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Focus Value + Growth Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004